Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INTEREST INCOME
Loans receivable, including fees	$ 41,889	$ 36,404
Securities: Taxable	3,277	3,573
Securities: Tax exempt	2,037	2,446
Interest-bearing deposits with banks	81	73
Total Interest Income	47,284	42,496
INTEREST EXPENSE
Deposits	7,139	4,644
Short-term borrowings	468	323
Other borrowings	1,071	690
Total Interest Expense	8,678	5,657
Net Interest Income	38,606	36,839
PROVISION FOR LOAN LOSSES	1,250	1,725
Net Interest Income After Provision for Loan Losses	37,356	35,114
OTHER INCOME
Other Income	5,448	5,663
Net realized gains on sales of securities	254	213
Net gain on sale of loans	169	15
Earnings and proceeds on life insurance policies	830	1,126
Other	465	827
Total Other Income	6,778	7,065
OTHER EXPENSES
Salaries and employee benefits	14,655	14,020
Occupancy	2,936	2,889
Furniture and equipment	783	806
Data processing and related operations	1,869	1,427
Federal Deposit Insurance Corporation insurance assessment	153	347
Advertising	267	257
Professional fees	1,113	993
Postage and telephone	834	705
Taxes, other than income	751	572
Foreclosed real estate	45	172
Amortization of intangible assets	101	126
Other	3,804	3,661
Total Other Expenses	27,311	25,975
Income before Income Taxes	16,823	16,204
INCOME TAX EXPENSE	2,608	2,553
Net income	$ 14,215	$ 13,651
BASIC	$ 2.27	$ 2.19
DILUTED	$ 2.25	$ 2.17
Service Charges And Fees [Member]
OTHER INCOME
Other Income	$ 4,450	$ 4,295
Income From Fiduciary Activities [Member]
OTHER INCOME
Other Income	$ 610	$ 589